Financial Instruments - Narrative (Details) $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($) Loan	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loan receivable	$ 20.0	$ 19.0
Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Convertible loans receivable	34.0	32.0
Convertible loans receivable | Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Gains on convertible loan receivable	2.0	1.0
Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost	27.0	26.0
Arduino
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loan receivable	$ 16.6	$ 16.2
Cerfe Labs, Inc. | Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan term	4 years	4 years
Loans and other receivables carried at amortized cost	$ 3.2	$ 3.1
Allia Limited | Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan term	5 years
Loans and other receivables carried at amortized cost	$ 7.1	6.9
Number of loans | Loan	2
Ampere
Financing Receivable, Allowance for Credit Loss [Line Items]
Convertible loans receivable				$ 29.0
Ampere | Convertible loans receivable | Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Gains on convertible loan receivable	$ 1.8	$ 1.0	$ 2.0